Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Summary of Costs Incurred for Key Management Personnel	Key management personnel compensation comprised:

	2024	2023
Short-term benefits	14,360	15,457
Post-employment benefits	719	619
Equity-settled share-based payment transactions	8,207	8,674
	23,286	24,750